Provisions - Summary of Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of other provisions [Line Items]
Provisions, beginning balance	$ 39
Provided	31
Utilised	(24)
Released	(5)
Exchange and other adjustments	2
Provisions, ending balance	43
Commercial litigation and disputes
Disclosure of other provisions [Line Items]
Provisions, beginning balance	14
Provided	16
Utilised	(15)
Released	(3)
Exchange and other adjustments	0
Provisions, ending balance	12
Self-insurance reserves
Disclosure of other provisions [Line Items]
Provisions, beginning balance	9
Provided	11
Utilised	(9)
Released	0
Exchange and other adjustments	0
Provisions, ending balance	11
Other
Disclosure of other provisions [Line Items]
Provisions, beginning balance	16
Provided	4
Utilised	0
Released	(2)
Exchange and other adjustments	2
Provisions, ending balance	$ 20